NUVEEN CALIFORNIA MUNICIPAL BOND FUND

NUVEEN CONNECTICUT MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

NUVEEN NEW JERSEY MUNICIPAL BOND FUND

NUVEEN NEW YORK MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 2, 2012

TO THE PROSPECTUS DATED JUNE 29, 2012

The fourth sentence in the first paragraph of the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class C Shares” is deleted in its entirety and replaced with the following two sentences:

The annual 0.55% distribution fee compensates the Distributor for paying your financial advisor or other financial intermediary an ongoing sales commission. The Distributor compensates your financial advisor or other financial intermediary at the time of sale at a rate of 1% of the amount of Class C shares purchased, which includes an advance of the first year’s service and distribution fees.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MS2P-1012P

NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 2, 2012

TO THE PROSPECTUS DATED JUNE 29, 2012

The fourth sentence in the first paragraph of the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class C Shares” is deleted in its entirety and replaced with the following two sentences:

The annual 0.55% distribution fee compensates the Distributor for paying your financial advisor or other financial intermediary an ongoing sales commission. The Distributor compensates your financial advisor or other financial intermediary at the time of sale at a rate of 1% of the amount of Class C shares purchased, which includes an advance of the first year’s service and distribution fees.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-CAHYP-1012P

NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND

NUVEEN CALIFORNIA MUNICIPAL BOND FUND

NUVEEN CONNECTICUT MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

NUVEEN NEW JERSEY MUNICIPAL BOND FUND

NUVEEN NEW YORK MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 2, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 29, 2012

The fourth sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Class C Shares” is deleted in its entirety and replaced with the following sentence:

The Distributor compensates financial intermediaries for sales of Class C shares at the time of the sale at a rate of 1% of the amount of Class C shares purchased, which includes an advance of the first year’s distribution fee of 0.55% plus an advance on the first year’s annual service fee of 0.20%.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MS2SAI-1012P